Financial instruments - Payments Made on Various Bonds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Series Q bonds | Interest payment
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 4,032	$ 3,990	$ 3,769
Series Q bonds | CCS Coverage
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	1,877	1,919	1,021
Single Series Fifth Issue Bonds | Interest payment
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	19,125	19,125	19,125
Single Series Sixth Issue Bonds | Interest payment
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	17,000	$ 17,000	$ 8,500
Single Series Seventh Issue Bonds | Interest payment
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 23,819